Convertible Promissory Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES
5.	CONVERTIBLE PROMISSORY NOTES

As of September 30, 2020, the outstanding convertible promissory notes net of debt discount are summarized as follows:

Convertible Promissory Notes, net of debt discount	$2,487,888
Less current portion	946,008
Total long-term liabilities	$1,541,880

Maturities of long-term debt, net of debt discount for the next four years are as follows:

June 30,	Amount
2021	1,217,824
2022	473,880
2023	993,000
2024	75,000
$2,759,704

At September 30, 2020, the Company had outstanding convertible promissory notes in the amount of $2,759,704, which had a remaining debt discount of $271,816, leaving a net balance of $2,487,888.

The Company issued an unsecured convertible promissory note (the “May 2014 Note”), in the amount of $500,000 on May 2, 2014, the effective date. The May Note shall mature on May 2, 2022. The May 2014 Note bears interest at 10% per annum. The May 2014 Note is convertible into shares of the Company’s common stock at a conversion price of the lesser of a) $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the average three (3) lowest trading prices of three (3) separate trading days recorded after the effective date, or c) the lowest effective price granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The fair value of the May 2014 Note has been determined by using the Binomial lattice formula from the effective date of each tranche. During the nine months ended September 30, 2020, the Company issued 64,094,322 shares of common stock upon conversion of principal in the amount of $63,270, plus accrued interest of $34,963. The May 2014 Note was converted based on the terms of the agreement, and the Company did not recognize a gain or loss on the conversion in the financials. As of September 30, 2020, the remaining balance of the May 2014 Note was $34,880.

The Company issued various unsecured convertible promissory notes (the “2015-2018 Notes”) in the aggregate amount of $2,500,000 on various dates from January 30, 2015 through January 17, 2019, the effective dates. The maturity dates of the 2015-2018 Notes were extended, and as result, mature on dates from January 30, 2023 thru January 17, 2024. The 2015-2018 Notes bear an interest rate of 10% per annum. The 2015-2018 Notes are convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance within the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The fair value of the 2015-2018 Notes have been determined by using the Binomial lattice formula from the effective date of each tranche. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $801 during the nine months ended September 30, 2020. As of September 30, 2020, the 2015-2018 Notes had a remaining aggregate balance of $2,340,000.

The Company issued various unsecured convertible promissory notes (the “Feb-Apr 2019 Notes”) in the aggregate principal amount of $107,000. The Company paid an original issue discount of $4,000 and received funds in the amount of $103,000. The Feb 2019 tranche was extended to August 22, 2020. The Apr 2019 Note matures on October 11, 2020. The Feb-Apr 2019 Notes bear interest at 10% per annum. The Feb-Apr 2019 Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price during the fifteen (15)-trading-day period prior to the conversion date. The parties agree that if the shares of common stock issuable upon conversion of these Feb-Apr 2019 Notes are not delivered by the deadline, the Borrower shall pay to the holder of the Feb-Apr 2019 Notes $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb-Apr 2019 Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb-Apr 2019 Notes. The fair value of the Feb-Apr 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. During the period ended September 30, 2020, the Company issued 34,267,881 shares of common stock upon conversion of $72,384 in principal, accrued interest of $6,351 and $1,750 in other fees. The Feb-Apr 2019 Notes were converted based on the terms of the agreement and the Company did not recognized a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $21,801 during the nine months ended September 30, 2020. The Feb-Apr 2019 Notes was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on July 16, 2019 (the “July 2019 Note”), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The July 2019 Note matured on July 16, 2020. The July 2019 Note bears interest at 10% per annum. The July 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the July 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the July 2019 Note. The fair value of the July 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. During the period ended September 30, 2020, the Company issued 8,248,918 shares of common stock upon conversion of principal in the amount of $53,000, plus interest of $2,650. The July 2019 Note was converted based on the terms of the agreement, and the Company did not recognize a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $28,672 during the nine months ended September 30, 2020. The July 2019 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on August 8, 2019 (the “August 2019 Note”), in the aggregate principal amount of $53,500. The Company paid an original issue discount of $2,000 and received funds in the amount of $51,500. The August 2019 Note shall mature on February 14, 2021. The August 2019 Note bears interest at 10% per annum. The August 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the August 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 2019 Note. The fair value of the August 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. The Company issued 21,000,000 shares of common stock upon conversion of principal in the amount of $40,676, plus other fees of $3,000. The August 2019 Note was converted based on the terms of the agreement and the Company did not recognize a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $32,305 during the nine months ended September 30, 2020. The August 2019 Note as of September 30, 2020 had a remaining balance of $12,824.

The Company issued an unsecured convertible promissory note on August 29, 2019 (the “August 29, 2019 Note”), in the aggregate principal amount of $63,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $60,000. The August 29, 2019 Note matures on August 29, 2020. The August 29, 2019 Note bears an interest at 10% per annum. The August 29, 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the August 29, 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 29, 2019 Note. The fair value of the August 29, 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. During the nine months ended September 30, 2020, the Company issued 13,624,762 shares of common stock upon conversion in principal of $63,000, plus accrued interest of $3,150. The August 2019 Note was converted based on the terms of the agreement and the Company did not recognize a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $24,408 during the nine months ended September 30, 2020. The August 2019 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on October 1, 2019 (the “Oct 2019 Note”), in the aggregate principal amount of $63,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $60,000. The October 1, 2019 Note matures on October 1, 2020. The Oct 2019 Note bears interest at 10% per annum. The Oct 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Oct 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Oct 2019 Note. The fair value of the Oct 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. During the nine months ended September 30, 2020, the Company issued 28,413,462 shares of common stock upon conversion of principal of $63,000, plus accrued interest of $3,150. The Oct 2019 Note was converted based on the terms of the agreement and the Company did not recognized a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $47,336 during the nine months ended September 30, 2020. The Oct 2019 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on November 4, 2019 (the “Nov 2019 Note”), in the aggregate principal amount of $58,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $55,000. The November 4, 2019 Note matures on November 4, 2020. The Nov 2019 Note bears interest at 10% per annum. The Nov 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Nov 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Nov 2019 Note. The fair value of the Nov 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. During the nine months ended September 30, 2020, the Company issued 24,588,385 shares of common stock upon conversion of $58,000 in principal, plus accrued interest of $ 2,900. The Nov 2019 Note was converted based on the terms of the agreement and the Company did not recognize a gain or loss on conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $48,967 during the nine months ended September 30, 2020. The Nov 2019 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on December 20, 2019 (the “Dec 2019 Note”), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The December 20, 2019 Note matures on December 20, 2020. The Dec 2019 Note bears an interest at 10% per annum. The Dec 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Dec 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Dec 2019 Note. The fair value of the Dec 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. During the nine months ended September 30, 2020, the Company issued 21,118,946 shares of common stock upon the conversion of principal of $53,000, plus accrued interest of $2,650. The Dec 2019 Note was converted based on the terms of the agreement and the Company did not recognize a gain or loss on the conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $51,407 during the nine months ended September 30, 2020. The Dec 2019 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on January 23, 2020 (the “Jan 2020 Note”), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The January 23, 2020 Note matures on January 23, 2021. The Jan 2020 Note bears interest at 10% per annum. The Jan 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jan 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jan 2020 Note. The fair value of the Jan 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. During the nine months ended September 30, 2020, the Company issued 12,320,494 of common stock upon conversion of $53,000 in principal, plus accrued interest of $2,650. The Jan 2020 Note was converted based on the terms of the agreement and the Company did not recognize a gain or loss on the conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $53,000 during the nine months ended September 30, 2020. The Jan 2020 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on February 13, 2020 (the “Feb 2020 Note”), in the aggregate principal amount of $53,500. The Company paid an original issue discount of $2,000 and received funds in the amount of $51,500. The Feb 2020 Note matures on February 13, 2021. The Feb 2020 Note bears interest at 10% per annum. The Feb 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb 2020 Note. The fair value of the Feb 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $33,474 during the nine months ended September 30, 2020. The Feb 2020 Note as of September 30, 2020 had a remaining balance of $53,500.

The Company issued an unsecured convertible promissory note on March 2, 2020 (the “Mar 2020 Note”), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The March 2, 2020 Note matures on March 2, 2021. The Mar 2020 Note bears interest at 10% per annum. The Mar 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Mar 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Mar 2020 Note. The fair value of the Mar 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. During the nine months ended September 30, 2020, the Company issued 7,520,270 shares of common stock upon conversion in principal of $53,000, plus accrued interest of $2,650. The Mar 2020 Note was converted based on the terms of the agreement and the Company did not recognize a gain or loss on the conversion in the financials. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $53,000 during the nine months ended September 30, 2020. The Mar 2020 Note was fully converted as of September 30, 2020.

The Company issued an unsecured convertible promissory note on April 28, 2020 (the “Apr 2020 Note”), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The April 28, 2020 Note matures on April 28, 2021. The Apr 2020 Note bears interest at 10% per annum. The Apr 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Apr 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Apr 2020 Note. The fair value of the Apr 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $22,507 during the nine months ended September 30, 2020. The Apr 2020 Note as of September 30, 2020 had a remaining balance of $53,000.

The Company issued an unsecured convertible promissory note on June 22, 2020 (the Jun 2020 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The June 22, 2020 Note matures on June 22, 2021. The Jun 2020 Note bears interest at 10% per annum. The Jun 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jun 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jun 2020 Note. The fair value of the Jun 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $14,521 during the nine months ended September 30, 2020. The Jun 2020 Note as of September 30, 2020 had a remaining balance of $53,000.

The Company issued an unsecured convertible promissory note on July 6, 2020 (the Jul 2020 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The Jul 2020 Note matures on July 6, 2021. The Jul 2020 Note bears interest at 10% per annum. The Jul 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jul 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jul 2020 Note. The fair value of the Jul 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $12,488 during the nine months ended September 30, 2020. The Jul 2020 Note as of September 30, 2020 had a remaining balance of $53,000.

The Company issued an unsecured convertible promissory note on August 4, 2020 (the Aug 2020 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The August 4, 2020 Note matures on August 4, 2021. The Aug 2020 Note bears interest at 10% per annum. The Aug 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Aug 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Aug 2020 Note. The fair value of the Aug 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $8,422 during the nine months ended September 30, 2020. The Aug 2020 Note as of September 30, 2020 had a remaining balance of $53,000.

The Company issued an unsecured convertible promissory note on August 17, 2020 (the “Aug 2020 Note”), in the aggregate principal amount of $53,500. The Company paid an original issue discount of $2,000 and received funds in the amount of $51,500. The Aug 2020 Note matures on August 17, 2021. The Aug 2020 Note bears interest at 10% per annum. The Aug 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if the shares of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Aug 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Aug 2020 Note. The fair value of the Aug 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $33,474 during the nine months ended September 30, 2020. The Aug 2020 Note as of September 30, 2020 had a remaining balance of $53,500.

The Company issued an unsecured convertible promissory note on September 14, 2020 (the Sep 2020 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The September 14, 2020 Note matures on September 14, 2021. The Sep 2020 Note bears interest at 10% per annum. The Sep 2020 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Sep 2020 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Sep 2020 Note. The fair value of the Sep 2020 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $8,422 during the nine months ended September 30, 2020. The Sep 2020 Note as of September 30, 2020 had a remaining balance of $53,000.

5.	CONVERTIBLE PROMISSORY NOTES

As of December 31, 2019 and 2018, the outstanding convertible promissory notes net of debt discount are summarized as follows:

	2019	2018

Convertible Promissory Notes, net of debt discount	$2,598,336	$2,470,810
Less current portion	390,987	485,837
Total long-term liabilities	$2,207,349	$1,984,973

Maturities of long-term debt, net of debt discount for the next five years are as follows:

December 31,	Amount
2020	$390,987
2021	685,000
2022	570,150
2023	927,199
2024	25,000
$2,598,336

At December 31, 2019, the Company had $2,854,033 in convertible promissory notes had a remaining debt discount of $255,697, leaving a net balance of $2,598,336.

The Company issued an unsecured convertible promissory note (the May 2014 Note”), in the amount of $500,000 on May 2, 2014. The May Note matured on September 18, 2019, and was extended to May 2, 2022 on December 26, 2019. The May 2014 Note bears interest at 10% per annum. The May 2014 Note is convertible into shares of the Company’s common stock at a conversion price of a) the lesser of $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the average three (3) lowest trading prices of three (3) separate trading days recorded after the effective date, or c) the lowest effective price granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance with the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The fair value of the May 2014 Note has been determined by using the Binomial lattice formula from the effective date of each tranche. During the year ended December 31, 2019, the Company issued 30,503,493 shares of common stock upon conversion of principal in the amount of $109,010, plus accrued interest of $51,807. As of December 31, 2019, the remaining balance of the May 2014 Note was $98,150.

The Company issued various unsecured convertible promissory notes (the 2015-2019 Notes”) in the aggregate amount of $2,500,000 on various dates of January 30, 2015 through January 17, 2019. On January 17, 2019, the Company received an additional tranche in the amount of $25,000, associated with the January 30, 2015 Note for a total aggregate of $2,340,000. The 2015-2019 Notes mature on dates from January 30, 2020 through January 17, 2024. The 2015-2019 Notes bears interest at 10% per annum. The 2015-2019 Notes are convertible into shares of the Company’s common stock at conversion prices ranging from the a) the lesser of $0.03 to $0.25 per share of common stock (subject to adjustment for stock splits, dividends, combinations and other similar transactions) or b) fifty percent (50%) of the lowest trade price recorded since the original effective date, or c) the lowest effective price per share granted to any person or entity after the effective date to acquire common stock. If the Borrower fails to deliver shares in accordance within the time frame of three (3) business days, the Lender, at any time prior to selling all of those shares, may rescind any portion, in whole or in part of that particular conversion attributable to the unsold shares and have the rescinded conversion amount returned to the Principal Sum with the rescinded conversion shares returned to the Borrower. In addition, for each conversion, in the event shares are not delivered by the fourth business day (inclusive of the day of conversion), a penalty of $1,500 per day shall be assessed for each day after the third business day (inclusive of the day of the conversion) until the shares are delivered. The fair value of the 2015-2019 Notes have been determined by using the Binomial lattice formula from the effective date of each tranche. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $120,753 during the year ended December 31, 2019. As of December 31, 2019, the aggregate balances of the 2015-2019 Notes were $2,340,000.

The Company issued various unsecured convertible promissory notes (the “Jul-Jun 2019 Notes”) in the aggregate principal amount of $444,000 on various dates of July 23, 2018 through June 3, 2019. The Jul-Jun 2019 Notes matures on dates from July 23, 2019 thru June 3, 2020. The Jul-Jun 2019 Notes bears interest at 10% per annum. The Jul-Jun 2019 Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) closing bid prices during the fifteen (15) trading day prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Jul-Jun 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Jul-Jun 2019 Notes. The fair value of the Jul-Jun 2019 Notes has been determined by using the Binomial lattice formula from the effective date of each note. During the period ended December 31, 2019, the Company issued 39,519,719 upon conversion of principal in the amount of $444,000, plus accrued interest of $22,200. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $383,540 during the year ended December 31, 2019. As of December 31, 2019, the remaining aggregate balances of the Jul-Jun 2019 Notes were $0.

The Company issued various unsecured convertible promissory notes (the “Feb-Apr 2019 Notes”) in the aggregate principal amount of $107,000. The Company paid an original issue discount of $4,000 and received funds in the amount of $103,000. The Feb-Apr 2019 Notes matures on dates from February 25, 2020 and April 5, 2020. The Feb-Apr 2019 Notes bears interest at 10% per annum. The Feb-Apr 2019 Notes may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Feb-Apr 2019 Notes was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Feb-Apr 2019 Notes. The fair value of the Feb-Apr 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. The Company issued 3,250,000 upon conversion of principal of $34,616, plus other fees of $500. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $85,199 during the year ended December 31, 2019. As of December 31, 2019, the balance of the Feb-Apr 2019 Notes was $72,384.

The Company issued an unsecured convertible promissory note on July 16, 2019 (the July 2019 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The July 2019 Note matures on July 16, 2020. The July 2019 Note bears interest at 10% per annum. The July 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the July 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the July 2019 Note. The fair value of the July 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $24,328 during the year ended December 31, 2019. As of December 31, 2019, the balance of the July 2019 Note was $53,000.

The Company issued an unsecured convertible promissory note on August 8, 2019 (the August 2019 Note), in the aggregate principal amount of $53,500. The Company paid an original issue discount of $2,000 and received funds in the amount of $51,500. The August 2019 Note matures on August 8, 2020. The August 2019 Note bears interest at 10% per annum. The August 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest one (1) day trading price or lowest bid price during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the July 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 2019 Note. The fair value of the August 2019 Notes has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $21,195 during the year ended December 31, 2019. As of December 31, 2019, the balance of the August 2019 Note was $53,500.

The Company issued an unsecured convertible promissory note on August 29, 2019 (the August 29, 2019 Note), in the aggregate principal amount of $63,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $60,000. The August 29, 2019 Note matures on August 29, 2020. The August 29, 2019 Note bears interest at 10% per annum. The August 29, 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the August 29, 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the August 29, 2019 Note. The fair value of the August 29, 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $12,507 during the year ended December 31, 2019. As of December 31, 2019, the balance of the August 2019 Note was $63,000.

The Company issued an unsecured convertible promissory note on October 1, 2019 (the Oct 2019 Note), in the aggregate principal amount of $63,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $60,000. The October 1, 2019 Note matures on October 1, 2020. The Oct 2019 Note bears interest at 10% per annum. The Oct 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Oct 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Oct 2019 Note. The fair value of the Oct 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $15,664 during the year ended December 31, 2019. As of December 31, 2019, the balance of the Oct 2019 Note was $63,000.

The Company issued an unsecured convertible promissory note on November 4, 2019 (the Nov 2019 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The November 4, 2019 Note matures on November 4, 2020. The Nov 2019 Note bears interest at 10% per annum. The Nov 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Nov 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Nov 2019 Note. The fair value of the Nov 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $9,033 during the year ended December 31, 2019. As of December 31, 2019, the balance of the Nov 2019 Note was $53,000.

The Company issued an unsecured convertible promissory note on December 20, 2019 (the Dec 2019 Note), in the aggregate principal amount of $53,000. The Company paid an original issue discount of $3,000 and received funds in the amount of $50,000. The December 20, 2019 Note matures on December 20, 2020. The Dec 2019 Note bears interest at 10% per annum. The Dec 2019 Note may be converted into shares of the Company’s common stock at a conversion price of sixty-one (61%) percent of the lowest average two (2) day closing bid prices during the fifteen (15) trading days prior to the conversion date. The parties agree that if delivery of the common stock issuable upon conversion of these Notes are not delivered by the deadline, the Borrower shall pay to the Holder $2,000 per day in cash, for each day beyond the deadline that the Borrower fails to deliver such common stock. The conversion feature of the Dec 2019 Note was considered a derivative in accordance with current accounting guidelines because of the reset conversion features of the Dec 2019 Note. The fair value of the Dec 2019 Note has been determined by using the Binomial lattice formula from the effective date of the notes. The Company recorded amortization of debt discount, which was recognized as interest expense in the amount of $1,593 during the year ended December 31, 2019. As of December 31, 2019, the balance of the Dec 2019 Note was $53,000.

We evaluated the financing transactions in accordance with ASC Topic 815, Derivatives and Hedging, and determined that the conversion feature of the convertible promissory note was not afforded the exemption for conventional convertible instruments due to its variable conversion rate. The note has no explicit limit on the number of shares issuable, so they did not meet the conditions set forth in current accounting standards for equity classification. The Company elected to recognize the note under paragraph 815-15-25-4, whereby, there would be a separation into a host contract and derivative instrument. The Company elected to initially and subsequently measure the note in its entirety at fair value, with changes in fair value recognized in earnings. The Company recorded a derivative liability representing the imputed interest associated with the embedded derivative. The derivative liability is adjusted periodically per the stock price fluctuations.